BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Basis Of Presentation [Abstract]
Schedule of summary of subsidiaries
	Ownership Interest as at December 31,	Ownership Interest as at December 31,
Name of Entity	2018	2017
Emerald Health Therapeutics Canada Inc.	100%	100%
Avalite Sciences Inc.	100%	53%
Pure Sunfarms Corp.	50%	50%
Verdélite Sciences Inc.	100%	0%
Verdélite Property Holdings Inc.	100%	0%